Financial Assets Measured at Fair Value on Recurring Basis (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	$ (2,942)	$ 91
Total financial assets	3,518,078	3,310,367
Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	107,400	88,784
Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,800,485	2,565,099
US Government-sponsored Enterprises Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	544,531	535,415
Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	68,604	120,978
Fair Value, Inputs, Level 1
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Total financial assets	107,400	88,784
Fair Value, Inputs, Level 1 | Money Market Funds
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Cash equivalents	107,400	88,784
Fair Value, Inputs, Level 2
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign currency derivative contracts	(2,942)	91
Total financial assets	3,410,678	3,221,583
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Fixed Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	2,800,485	2,565,099
Fair Value, Inputs, Level 2 | US Government-sponsored Enterprises Debt Securities
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	544,531	535,415
Fair Value, Inputs, Level 2 | Government And Corporate Debentures Floating Interest Rate
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Marketable securities	$ 68,604	$ 120,978